Advances to suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($) a t	Dec. 31, 2016 CNY (¥) a	Dec. 31, 2015 USD ($)
Advances On Inventory Purchases, Non Current | $	$ 8,638,260		$ 0
Number Of Guaranteed Supplies | t	13,000
Area of Land | a	1,650	1,650
Zhejiang Longquanzhixin Commercial & Trade Co., Ltd [Member]
Advances On Inventory Purchases, Non Current	$ 8,638,260	¥ 60,000,000	$ 0